FAIR VALUE MEASUREMENTS (Details Narrative)								12 Months Ended
	Dec. 18, 2023 USD ($) $ / shares shares	Aug. 30, 2023 GBP (£) shares	Jul. 10, 2023 shares	Mar. 27, 2023 $ / shares shares	Nov. 27, 2022 USD ($) $ / shares shares	Jun. 08, 2022 shares	Feb. 10, 2022 shares	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 GBP (£) shares	Aug. 29, 2024 $ / shares	Aug. 28, 2024 £ / shares	Aug. 15, 2024 $ / shares	Aug. 13, 2024 £ / shares	May 08, 2024 $ / shares	Dec. 18, 2023 £ / shares shares	Aug. 31, 2023 £ / shares	Aug. 09, 2022 shares	Aug. 25, 2020 £ / shares
Cash and cash equivalents									£ 2,462,609		$ 1,500,000	£ 1,200,000
Proceeds from warrant exercises | £								£ 11,084,447
Purchase price | £ / shares																					£ 215.00
Balance, shares						230,000	63,280
Warrants outstanding																				11,678
Liability classified warrants description								The liability classified warrants had an exercise price range of $1,200-$25,000
Series D Warrants [Member]
Fair value of warrants | £ / shares																			£ 8.46
Series D Placement Agent Warrants [Member]
Fair value of warrants | £ / shares																			£ 8.20
Series E Warrants [Member]
Fair value of warrants | £ / shares																		£ 1.97
Series E Placement Agent Warrants [Member]
Fair value of warrants | $ / shares	$ 1.89
Series F Warrants [Member]
Fair value of warrants | $ / shares																	$ 1.04
Series F Placement Agent Warrants [Member]
Fair value of warrants | $ / shares																	$ 0.73
Series G Warrants [Member]
Fair value of warrants | $ / shares															$ 2.02
Series G Placement Warrants [Member]
Warrants to purchase up											0	0
Series H Warrants [Member]
Fair value of warrants | $ / shares													$ 3.35
Series H Placement Agent Warrants [Member]
Warrants to purchase up											22,500	22,500
Fair value of warrants | $ / shares											$ 3.14
Series A Warrant [Member]
Warrants outstanding		350
Series B Warrant [Member]
Warrants outstanding		350
Placement Agent Warrants [Member]
Warrants to purchase up		117
Series C Warrant [Member]
Warrants outstanding		859
Series A, B and C Warrant [Member]
Proceeds from warrant exercises | £		£ 2,800,000
Series D Warrants [Member]
Warrants to purchase up		3,119
November 2022 Warrant [Member]
Warrants to purchase up			700
March 2023 Warrants, November 2022 Warrants and Existing Warrants [Member]
Warrants to purchase up			859
Warrant rights description			(i) amend the current exercise price on all Existing Warrants so that it is now equal to £1,400, (ii) extend the termination date on 50% of the November 2022 Warrants and all of the March 2023 Warrants until May 30, 2028 and (iii) amend to the definition of “Black Scholes Value” included in Section 3(e) of the Existing Warrants. As a result of the amendments to the related warrants (Series A, Series B and Series C) they were reclassified to equity as they no longer contained a strike price denominated in a foreign currency.
Warrant [Member]
Warrants to purchase up				700
Fair value of warrants | $ / shares				$ 20,000
Ordinary Warrant [Member]
Warrants and Rights Outstanding, Term		5 years 6 months
First Purchase Agreement [Member]
Warrants to purchase up					39
First Purchase Agreement [Member] | Series A Warrant [Member]
Warrants to purchase up					368
First Purchase Agreement [Member] | Series B Warrant [Member]
Warrants to purchase up					368
Proceeds from warrant exercises | $					$ 7,350,000
First Purchase Agreement [Member] | Placement Agent Warrants [Member]
Warrants to purchase up					28
First Purchase Agreement [Member] | Prefunded Warrant [Member]
Warrants to purchase up					329
First Purchase Agreement [Member] | ADS and Ordinary Warrants [Member]
Purchase price | $ / shares					$ 20,000
First Purchase Agreement [Member] | Prefunded Warrant and Ordinary Warrants [Member]
Purchase price | $ / shares					$ 19,996
Second Securities Purchase Agreement [Member]
Balance, shares				54
Second Securities Purchase Agreement [Member] | Placement Agent Warrants [Member]
Warrants to purchase up				64
Second Securities Purchase Agreement [Member] | Series C Warrant [Member]
Warrants to purchase up				859
Second Securities Purchase Agreement [Member] | Prefunded Warrant [Member]
Warrants to purchase up				806
Second Securities Purchase Agreement [Member] | ADS and Ordinary Warrants [Member]
Purchase price | $ / shares				$ 6,400
Second Securities Purchase Agreement [Member] | Prefunded Warrant and Ordinary Warrants [Member]
Purchase price | $ / shares				6,396
Second Securities Purchase Agreement [Member] | Warrant [Member]
Fair value of warrants | $ / shares				$ 6.40
Securities Purchase Agreement [Member]
Warrants to purchase up	8,375																	8,375
Proceeds from warrant exercises | $	$ 3,500,000
Balance, shares	375
Fair value of warrants | £ / shares														£ 15.20		£ 15.60
Securities Purchase Agreement [Member] | Placement Agent Warrants [Member]
Warrants to purchase up	657																	657
Securities Purchase Agreement [Member] | Series C Warrant [Member]
Warrants to purchase up	8,750																	8,750
Securities Purchase Agreement [Member] | ADS and Ordinary Warrants [Member]
Purchase price | £ / shares																		£ 400
Securities Purchase Agreement [Member] | Prefunded Warrant and Ordinary Warrants [Member]
Purchase price | £ / shares																		£ 400
Securities Purchase Agreement [Member] | Prefunded Warrant [Member]
Warrants to purchase up				806
Fair value of warrants | £ / shares														£ 0.02		£ 0.02
Securities Purchase Agreement [Member] | Warrant [Member]
Warrants and Rights Outstanding, Term														1 year		1 year